Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Outstanding Options and Restricted Shares as of December 31, 2018

The terms and conditions of the grants (excluding restricted shares and performance share grants), under the 2011 and 2013 Option Plans with an USD exercise price, were as follows:

Grant date	Employees entitled	Exercise price in $	Outstanding	Exercisable
		(in thousands)
2011	Senior employees	13.00	36	36
2012	Senior employees	20.50	1	1
2013	Senior employees	10.00-15.00	3	3
2014	Senior employees	17.50	76	76
2015	Senior employees	24.60-27.26	42	36
2016	Senior employees	27.14-34.00	45	23
2017	Senior employees	35.60-45.84	22	8
2018	Senior employees	55.90	38	—
	Total share options		263	183

Schedule of Number and Weighted Average Exercise Price of Share Options Outstanding Under 2011 and 2013 Option Plans

The number and weighted average exercise prices of outstanding share options under the 2011 and 2013 Option Plans, excluding the restricted shares and performance share grants, with U.S. dollar exercise prices are as follows:

	Weighted average exercise price in $			Number of options in thousands
	2018	2017	2016	2018	2017	2016
Outstanding at January 1,	22.30	16.70	14.98	330	865	1,264
Granted	55.90	37.91	31.20	37	30	94
Exercised	20.27	14.13	14.90	(100)	(550)	(479)
Expired	—	—	—	—	—	—
Forfeited	26.00	30.67	20.49	(4)	(15)	(14)
Outstanding – December 31,	27.80	22.30	16.70	263	330	865
Exercisable – December 31,	20.65	18.34	14.22	183	228	689

Schedule of Number and Weighted Average Fair Value of Performance Shares

The number and weighted average fair value of performance shares that were finally awarded as of December 31, 2018, 2017 and 2016 is broken down as follows:

	2018		2017		2016
	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)
Outstanding January 1,	204	33.45	253	30.68	129	26.07
Granted	115	59.64	62	43.83	196	33.67
Vested	(130)	40.79	(108)	33.18	(72)	30.58
Forfeited	(32)	38.26	(3)	23.95	—	—
Outstanding at December 31,	157	45.58	204	33.45	253	30.68

Schedule of Number and Weighted Average Fair Value of Restricted Shares

The number and weighted average fair value of restricted shares that were awarded to key members of management and to other employees as of December 31, 2018, 2017 and 2016 is broken down as follows:

	2018		2017		2016
	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)
Outstanding January 1,	170	41.39	253	29.51	308	25.76
Granted	180	58.31	104	47.14	92	35.49
Vested	(63)	39.16	(147)	27.84	(124)	25.66
Forfeited	(8)	36.77	(40)	30.98	(23)	23.67
Outstanding at December 31,	279	52.96	170	41.39	253	29.51

Overview of Inputs Used in Black-Scholes Valuation Model

The weighted average fair value at grant date of options granted during the period was determined using the Black-Scholes valuation model. The following inputs were used:

	2018	2017	2016
Share price in € at grant date	52.58-53.28	37.48-48.38	28.09-33.89
Exercise price in €	45.42	31.68-39.08	24.27-30.47
Dividend yield	0%	0%	0%
Expected volatility	22%	26%	30%
Risk-free interest rate	2.5%	1.8%-2.1%	1.2%
Expected life weighted average	3.0 years	5.1 years	5.0 years